Offerings	Oct. 07, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Preferred Stock, $0.001 par value per share
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Amount of Registration Fee	$ 0.00
Offering Note	See footnote 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,350.00
Offering Note	The amount to be registered consists of up to $50,000,000 of an indeterminate amount of shares of common stock, shares of preferred stock, debt securities, warrants, rights, and/or units. There is also being registered hereunder such currently indeterminate number of (i) shares of common stock or other securities of the registrant as may be issued upon conversion of, or in exchange for, convertible or exchangeable preferences shares and/or debt securities registered hereby, or (ii) shares of common stock, shares of preferred stock, debt securities or units as may be issued upon exercise of warrants registered hereby, as the case may be. Any securities registered hereunder may be sold separately or as units with the other securities registered hereunder.

The proposed maximum aggregate offering price per unit will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to General Instruction II.D. of Form S-3 under the Securities Act.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”). In no event will the aggregate offering price of all securities sold by the registrant from time to time pursuant to this registration statement exceed $50,000,000. No separate consideration will be received for (i) shares of common stock or other securities of the registrant that may be issued upon conversion of, or in exchange for, convertible or exchangeable shares of preferred stock and/or debt securities registered hereby, or (ii) shares of common stock, shares of preferred stock, debt securities or units that may be issued upon exercise of warrants registered hereby, as the case may be.

Represents the total of the fee offsets claimed pursuant to Rule 457(p) under the Securities Act for the portion of registration fee previously paid with respect to the unsold securities of the Registrant, as set forth in Table 2.